Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party disclosures
Schedule of compensation for key management personnel

	2021	2020
Short-term benefits(1)	$4.3	$3.5
Share-based payments(2)	9.2	7.9
	$13.5	$11.4
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and restricted share units and mark-to-market charges on deferred share units during the year.